Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss		$ (145,279)	$ (160,780)	$ (151,988)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		76,522	72,972	73,732
Amortization of deferred charges and debt guarantees		(900)	13,732	(2,073)
Equity in net losses (earnings) of affiliates		25,448	(47,878)	(55,985)
Gain on disposals to Golar Partners		0	0	(102,406)
Net loss on loss of control of Golar Power		0	8,483	0
Loss on disposal of vessel held-for-sale		0	0	5,824
Impairment of vessel held-for-sale		0	0	1,032
Dividends received		52,666	55,517	52,800
Compensation cost related to stock options		8,991	5,816	4,125
Net foreign exchange losses		1,620	1,429	2,404
Amortization of deferred tax benefits on intra-group transfers		0	(1,715)	(3,488)
Impairment of non-current assets		0	1,706	1,957
Impairment of loan receivable		0	7,627	15,010
Drydocking expenditure		0	0	(10,405)
Change in assets and liabilities:
Restricted cash		57,110	47,834	(280,000)
Trade accounts receivable		(11,413)	(567)	911
Inventories		(151)	987	(2,252)
Other non-current and current assets		(102,453)	14,924	(6,361)
Amounts due to related companies		(27,130)	(9,444)	15,259
Trade accounts payable		1,593	(28,511)	8,944
Accrued expenses		28,666	(3,410)	21,479
Other current liabilities	[1]	81,844	(17,273)	66,832
Net cash provided by (used in) operating activities		47,134	(38,551)	(344,649)
Investing activities
Additions to vessels and equipment		(1,349)	(14,477)	(26,110)
Additions to newbuildings		0	(19,220)	(559,667)
Additions to asset under development		(390,552)	(200,821)	(111,572)
Investment in subsidiary, net of cash acquired		0	0	(16)
Proceeds from disposal of investments in affiliates		0	0	207,428
Additions to investments in affiliates		(123,107)	(10,200)	(5,023)
Short-term loan granted		0	(1,000)	(2,000)
Proceeds from repayment of short-term loan granted		0	0	400
Proceeds from disposals to Golar Partners, net of cash disposed		70,000	107,247	226,872
Proceeds from loss of control of Golar Power, net of cash disposed		0	113,321	0
Proceeds from repayment of short-term loan granted to Golar Partners		0	0	20,000
Proceeds from disposal of fixed assets		0	0	18,987
Restricted cash and short-term deposits		11,239	22,928	(25,255)
Net cash used in investing activities		(433,769)	(2,222)	(255,956)
Financing activities
Proceeds from short-term and long-term debt (including related parties)		928,432	405,817	918,801
Payment for capped call in connection with bond issuance		(31,194)	0	0
Repayments of short-term and long-term debt (including related parties)		(446,626)	(271,858)	(215,363)
Financing costs paid		(1,564)	(8,372)	(23,266)
Cash dividends paid		(20,438)	(54,348)	(121,358)
Proceeds from exercise of share options		(1,167)	1,435	225
Purchase of treasury shares		0	(8,214)	(12,269)
Proceeds from issuance of equity		0	169,876	0
Restricted cash and short-term deposits		(50,136)	(74,608)	(32,340)
Net cash provided by financing activities		377,307	159,728	514,430
Net (decrease) increase in cash and cash equivalents		(9,328)	118,955	(86,175)
Cash and cash equivalents at beginning of period		224,190	105,235	191,410
Cash and cash equivalents at end of period		214,862	224,190	105,235
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		34,479	24,828	35,450
Income taxes paid		$ 1,240	$ 555	$ 1,278

[1]	Includes accretion of discount on convertible bonds of $11.8 million, $5.7 million and $5.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.